Discontinued operations	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operation	Discontinued operation
See accounting policy in note 38(O).
In 2023, the Group discontinued its 2019 novel coronavirus (“COVID-19”) related diagnostic services globally and other DNA testing operations in the EMEA region. This strategic decision was influenced by the World Health Organization's latest pronouncements and the diminishing demand for COVID-19 diagnostic services. This reduced demand was primarily attributable to the relaxation of testing mandates for international travelers and local citizens worldwide. Consequently, this shift in circumstances led to a noticeable decline in the number of testing centers operating in Hong Kong and the United Kingdom. The decision to discontinue operations in the EMEA region is a strategic move to streamline operations and consolidate resources to better address the evolving needs of the market.
The comparative information in the consolidated statement of profit or loss and other comprehensive income has been restated to show the discontinued operations separately from continuing operations.

a.Results of discontinued operation

	2023	2022	2021
Revenue	$13,461,964	$262,597,457	$263,320,009
Direct costs	(7,356,519)	(134,660,866)	(160,791,395)
Gross profit	6,105,445	127,936,591	102,528,614
Other income and other net gains/(losses)	289,614	(25,214)	341,124
Selling and distribution expenses	(631,812)	(8,563,337)	(16,193,640)
Research and development expenses	(1,188,677)	(9,530,323)	(4,172,461)
Restructuring costs	—	(30,378,741)	—
Administrative and other operating expenses	(12,946,412)	(36,721,676)	(36,059,318)
(Loss)/profit from operating activities	(8,371,842)	42,717,300	46,444,319
Other finance costs	(122,300)	(203,429)	(185,954)
Write-off on amount due from a shareholder	—	—	(106,179)
Gain on bargain purchase	—	—	117,238
(Loss)/profit from discontinued operation before taxation	(8,494,142)	42,513,871	46,269,424
Income tax credit/(expense)	116,482	(7,391,920)	(1,164,222)
(Loss)/profit from discontinued operation, net of tax	$(8,377,660)	$35,121,951	$45,105,202

(Loss)/earnings per share
Basic	(0.74)	6.93	3.09
Diluted	(0.74)	6.93	3.09
The loss from discontinued operation of $8,377,660 (2022: profit from discontinued operation of $35,121,951; 2021: profit from discontinued operation of $45,105,202) was attributable entirely to the owners of the Company. Of the loss from continuing operations of $56,399,672 (2022: $225,575,338; 2021: $219,122,044), an amount of $54,346,211 was attributable to the owners of the Company (2022: $225,575,284; 2021: $219,114,475).
(i)Other income and other net gains/(losses)

	2023	2022	2021
Bank interest income	$19,297	$311	$3,779
Net foreign exchange (losses)/gains	(25,049)	(25,721)	336,285
Sundry income	295,366	196	1,060
	$289,614	$(25,214)	$341,124
(ii)Other finance costs

	2023	2022	2021
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$122,300	$203,429	$163,719
Imputed interest on deferred consideration	—	—	22,235
	$122,300	$203,429	$185,954
(iii)Staff costs

	2023	2022	2021
Salaries, wages and other benefits	$9,121,633	$88,585,752	$63,375,740
Contributions to defined contribution retirement plan	—	492,761	217,501
Equity-settled share-based payment expenses	—	5,425,468	1,715,588
	$9,121,633	$94,503,981	$65,308,829
Represented by:
Direct costs	$2,057,344	$63,364,134	$48,069,439
Selling and distribution expenses	—	188,414	154,606
Research and development expenses	—	7,767,201	795,494
Administrative and other operating expenses	7,064,289	23,184,232	16,289,290
Total staff costs	$9,121,633	$94,503,981	$65,308,829
(iv)Restructuring costs

	2023	2022	2021
Impairment of intangible assets (note 14)	$—	$19,109,580	$—
Impairment of goodwill (note 15)	—	3,272,253	—
Impairment losses on property, plant and equipment (note 13)	—	4,447,610	—
Write-off of prepayment	—	3,549,298	—
	$—	$30,378,741	$—
(v)Other items

	2023	2022	2021
Cost of inventories (note 18)	$2,760,713	$50,312,357	$43,752,723
Depreciation of (note 13)
- property, plant and equipment#	98,290	2,831,186	1,807,544
- right-of-use assets#	1,025,062	1,136,690	917,282
Amortization of intangible assets# (note 14)	—	1,498,245	2,991,094
Write-off on property, plant and equipment	—	268,226	476,431
Auditor’s remuneration	76,985	120,570	168,529
# Represented by:
Direct costs	$—	$1,390,250	$751,775
Research and development expenses	405,100	208,534	90,357
Administrative and other operating expenses	718,252	3,867,337	4,873,788
Total depreciation and amortization charges	$1,123,352	$5,466,121	$5,715,920
b.Cash flows (used in)/from discontinued operation

	2023	2022	2021
Net cash (used in)/from operating activities	$(901,176)	$88,324,872	$49,430,661
Net cash from/(used in) investing activities	118,645	(4,676,216)	(8,798,532)
Net cash used in financing activities	(1,183,878)	(343,407)	(502,543)
Net cash flows for the year	$(1,966,409)	$83,305,249	$40,129,586
O    Discontinued operation
A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:
–represents a separate major line of business or geographic area of operations;
–is a part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or
–is a subsidiary acquired exclusively with a view to resale.
Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale.
When an operation is classified as a discontinued operation, the comparative statement of profit or loss and other comprehensive income is re-presented as if the operation had been discontinued from the start of the comparative year.